Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Apr. 30, 2024
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities	Accrued expenses and other liabilities consisted of the following:
	April 30, 2024	October 31, 2023

Accrued expenses (1)	$4,106,992	$4,421,644
Board compensation payable	75,000	75,000
Other payable	1,063,574	904,783
Accrued expenses and other liabilities	$5,245,566	$5,401,427
(1)	The balance as of April 30, 2024 represented accrued contract expenses of approximately $2.1 million and accrued contract loss of approximately $2.0 million. The balance as of October 31, 2023 represented accrued contract expenses of approximately $3.7 million and accrued contract loss of approximately $0.7 million.